Report Of The Directors Financial Review Risk Report - Past Due But Not Impaired Gross Financial Instruments By Geographical Region (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,433,785	$ 2,293,296
Financial Assets Excluding Equity Securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,305,592	2,204,751
Gross carrying amount | Financial Assets Excluding Equity Securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,313,124	2,212,851
Gross carrying amount | Past due but not impaired | Financial Assets Excluding Equity Securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,716	9,028
Europe | Gross carrying amount | Past due but not impaired | Financial Assets Excluding Equity Securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,324	1,206
Asia | Gross carrying amount | Past due but not impaired | Financial Assets Excluding Equity Securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3,892	3,484
MENA | Gross carrying amount | Past due but not impaired | Financial Assets Excluding Equity Securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	852	1,260
North America | Gross carrying amount | Past due but not impaired | Financial Assets Excluding Equity Securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,015	2,549
Latin America | Gross carrying amount | Past due but not impaired | Financial Assets Excluding Equity Securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 633	$ 529